Segmented information	12 Months Ended
Dec. 31, 2023
Segmented information
Segmented information

18.Segmented information

The Company operates in one reportable operating segment, being the development and commercialization of therapies to treat progressive kidney disease. As the operations comprise a single reporting segment, amounts disclosed also represent segment amounts. All long-term assets of the Company are located in Canada.